Equities - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended							12 Months Ended
	Apr. 05, 2023 $ / shares shares	Oct. 31, 2020 $ / shares shares	Jan. 31, 2020 Employee Tranche shares	Jun. 30, 2019 Tranche Director shares	Aug. 31, 2018 Tranche shares	Jun. 30, 2018 Director Tranche shares	Jan. 31, 2018 Tranche shares	Apr. 30, 2016 OPTIONPLAN shares	Dec. 31, 2024 USD ($) Employee $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) ITEM $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Oct. 05, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, outstanding									60,203,214	58,334,115	40,547,379	39,347,991	39,197,991
Number of classes of common shares authorized, issued and outstanding | ITEM													1
Common shares, par value | $ / shares									$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Number of stock options granted											0	0	1,825,000	120,000
Allocated Share-based Compensation Expense | $										$ 100	$ 200	$ 300	$ 1,000	$ 500
Capitalized expense related to development in real estate properties | $												41	193
Unrecognized compensation expense related to non-vested stock options granted | $										$ 400	$ 600	$ 800	$ 700	10
Options exercisable at period end									0	153,500	307,000	460,500	629,000
Fair value of stock options vested | $									$ 500	$ 400	$ 300	$ 200	$ 1,700	$ 2,200
Options Outstanding - Weighted Average Remaining Contractual Lives									0 months	12 months	18 months	24 months	30 months	12 months
Weighted average fair values of option granted | $ / shares									$ 0	$ 0	$ 0	$ 0	$ 1.98	$ 0.82
Number of share repurchased of common shares									0	0	0	0	0
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense | $										$ 101	$ 213	$ 391	$ 809	$ 539
2016 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approved number of stock option plans | OPTIONPLAN								2,016
Shares authorized under stock option plan								3,500,000
Stock option authorized for each non-employee director								15,000
Stock option granted period in years, maximum								10 years
2016 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted			475,000
Number of vesting portions | Tranche			5
Number of employees | Employee									17
2016 Stock Option Plan | Employee Stock Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term													2020-01
2016 Stock Option Plan | Employee Stock Option | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term												2020-01
2016 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term											2020-01
2016 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term										2020-01
2016 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term									2020-01
2017 Stock Option Plan | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted			1,350,000
Number of vesting portions | Tranche			5
Number of employees | Employee			3
2017 Stock Option Plan | Employee Stock Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term													2020-01
2017 Stock Option Plan | Employee Stock Option | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term												2020-01
2017 Stock Option Plan | Employee Stock Option | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term											2020-01
2017 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term										2020-01
2017 Stock Option Plan | Employee Stock Option | Share Based Compensation Award Tranche Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term									2020-01
2017 Stock Option Plan | Directors and Employees | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted							1,320,000
Number of vesting portions | Tranche							2
2017 Stock Option Plan | Directors and Employees | Employee Stock Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2018-01
2017 Stock Option Plan | Directors and Employees | Employee Stock Option | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term							2019-01
2017 Stock Option Plan | Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted				120,000	90,000	180,000
Number of vesting portions | Tranche				2	3	3
Number of new directors | Director				2		2
2017 Stock Option Plan | Director | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2019-06	2018-08	2018-06
2017 Stock Option Plan | Director | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term				2020-01	2019-01	2019-01
2017 Stock Option Plan | Director | Share-based Compensation Award, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Vesting Term					2020-01	2020-01
Purchase Agreement | Greater Sail
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued and sold															16,051,219
Purchase Agreement | West Ridge
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued and sold															2,603,366
Shares | Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, par value | $ / shares															$ 0.01
Private Placement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues	8,821,273
Shares issued, price per share | $ / shares	$ 1.75
Private Placement | Greater Sail
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues		16,051,219
Shares issued, price per share | $ / shares		$ 0.01
Private Placement | West Ridge
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, new issues		2,603,366
Shares issued, price per share | $ / shares		$ 0.01
Private Placement | Purchase Agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares, par value | $ / shares															$ 9.15